FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03193

Franklin Tax-Exempt Money Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/12

Item 1. Schedule of Investments.

		Principal Amount		Value
Investments 100.0%				
Municipal Bonds 100.0%				
California 24.7%				
[a]California Educational Facilities Authority Revenue, Various,				
California Institute of Technology, Series B, Weekly VRDN and Put, 0.20%, 10/01/36	$	4,600,000	$	4,600,000
Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.20%, 10/01/22		4,600,000		4,600,000
[a]California Health Facilities Financing Authority Revenue, St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.25%, 7/01/41		1,450,000		1,450,000
[a]California Infrastructure and Economic Development Bank Revenue, The J. Paul Getty Trust, Refunding, Series A-2, Daily VRDN and Put, 0.24%, 10/01/47		800,000		800,000
[a]California State GO,				
Kindergarten, Series A3, Daily VRDN and Put, 0.25%, 5/01/34		3,200,000		3,200,000
Series A-2, Daily VRDN and Put, 0.23%, 5/01/33		1,400,000		1,400,000
[a]East Bay MUD Water System Revenue, Refunding, Series A, Weekly VRDN and Put, 0.21%, 6/01/38		4,600,000		4,600,000
[a]Metropolitan Water District of Southern California Water Revenue, Special, Refunding, Series A, Weekly VRDN and Put, 0.18%, 10/01/29		4,600,000		4,600,000
[a]Oakland-Alameda County Coliseum Authority Lease Revenue, Coliseum Project, Refunding, Series C-1, Weekly VRDN and Put, 0.23%, 2/01/25		3,200,000		3,200,000
				28,450,000
Colorado 3.3%				
[a]Colorado Educational and Cultural Facilities Authority Revenue, Clyfford Still Museum Project, Weekly VRDN and Put, 0.24%, 12/01/38		1,200,000		1,200,000
[a]Colorado HFAR, MF, St. Moritz, Refunding, Series H, FNMA Insured, Weekly VRDN and Put, 0.23%, 10/15/16		2,600,000		2,600,000
				3,800,000
Connecticut 4.2%				
[a]Connecticut State Health and Educational Facilities Authority Revenue, Yale University, Series V-1, Daily VRDN and Put, 0.22%, 7/01/36		4,900,000		4,900,000
Georgia 4.4%				
[a]Cobb County Housing Authority MFHR, Tamarron Apartments Project, Refunding, FHLMC Insured, Weekly VRDN and Put, 0.25%, 3/01/24		3,840,000		3,840,000
[a]Roswell Housing Authority MFR, Azalea Park Apartments Project, Refunding, FNMA Insured, Weekly VRDN and Put, 0.24%, 6/15/25		1,200,000		1,200,000
				5,040,000
Illinois 0.7%				
[a]Illinois Health Facilities Authority Revenue, Revolving Fund Pooled Financing Program, Series C, Weekly VRDN and Put, 0.25%, 8/01/15		850,000		850,000
Iowa 1.2%				
[a]Iowa Finance Authority Revenue, Mississippi Valley Regional Blood Center Project, Weekly VRDN and Put, 0.24%, 2/01/23		1,335,000		1,335,000
Kentucky 0.8%				
[a]Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.25%, 8/15/38		900,000		900,000
Massachusetts 11.1%				
[a]Massachusetts State GO, Consolidated Loan, Refunding, Series A, Daily VRDN and Put, 0.24%, 3/01/26		2,940,000		2,940,000
[a]Massachusetts State Health and Educational Facilities Authority Revenue,				
Harvard University, Refunding, Series R, Daily VRDN and Put, 0.22%, 11/01/49		4,900,000		4,900,000
Wellesley College, Refunding, Series I, Daily VRDN and Put, 0.23%, 7/01/39		4,900,000		4,900,000
				12,740,000
Minnesota 1.0%				
[a]Mendota Heights Housing Mortgage Revenue, MF, Series A, Weekly VRDN and Put, 0.34%, 11/01/31		1,015,000		1,015,000
[a]Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put, 0.34%, 11/01/31		145,000		145,000
				1,160,000
Missouri 0.8%				
[a]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis University, Refunding, Series A-2, Daily VRDN and Put, 0.25%, 10/01/35		925,000		925,000

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Tax-Exempt			Money Fund

Statement of Investments,			April 30, 2012 (unaudited)	(continued)

ABBREVIATIONS

Selected Portfolio

FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority/Agency
HFAR	- Housing Finance Authority Revenue
IDA	- Industrial Development		Authority/Agency
IDAR	- Industrial Development		Authority Revenue
MF	- Multi-Family
MFHR	- Multi-Family	Housing Revenue
MFR	- Multi-Family	Revenue
MTA	- Metropolitan Transit Authority
MUD	- Municipal Utility District

Franklin Tax-Exempt Money Fund
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Exempt Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instnunent at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

3. INCOME TAXES

At April 30, 2012, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At April 30, 2012, all of the Fund's investments in securities carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.